Employee Benefits (Details) - Defined benefit plans [member] - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation for net defined benefit liability and its components [Line Items]
Present value of defined benefit obligation	$ (3,257,962)	$ (3,128,927)
Fair value of plan assets	2,367,273	2,213,018
Net defined benefit liability	$ (890,689)	$ (915,909)